Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Introduction

The following is a disclosure pursuant to the SEC’s new pay versus performance (“PVP”) rules. The PVP rules create a new definition of pay, referred to as Compensation Actually Paid (“CAP”), which is compared to certain performance measures as defined by the SEC.

Summary Compensation Table Versus Compensation Actually Paid

The 2025 Summary Compensation Table (“SCT”) set forth above discloses a mix of compensation earned during the year, e.g., base salary and annual cash incentive, and the full grant date fair value of equity awards granted during the year. The new CAP definition of pay adjusts compensation reported for a particular year to reflect an annualized value of compensation by removing the values mandated by the SCT for equity awards granted during the year and instead including the value of equity awards vesting during the year and the potential change in value of unvested equity awards granted in prior years. It is important to note that the executive did not actually earn or receive the amount defined as CAP in the applicable year.

Pay Versus Performance Table

The following table summarizes the SCT compensation and CAP for our principal executive officer (“PEO”) and the average for our non-PEO Named Executive Officers (“NEOs”) for our 2025, 2024 and 2023 fiscal years. In accordance with the PVP rules, the table also includes certain prescribed performance related measures.

Fiscal Year	Summary Compensation Table Total Compensation for PEO(4) ($)	Average Summary Compensation Table Total Compensation for Non-PEO NEOs(4) ($)	Compensation Actually Paid to PEO(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(5) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	GAAP Net Loss (in thousands) ($)
2025(1)	558,584	618,855	558,584	166,169	17.48	(20,370)
2024(2)	547,032	809,237	547,032	438,236	44.93	(11,966)
2023(3)	552,360	247,314	182,680	230,395	26.57	(10,019)

(1)      For the 2025 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Ryan Carhart, our Chief Financial Officer, and Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

(2)      For the 2024 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

(3)      For the 2023 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Aaron Sullivan, our former Chief Financial Officer and Dermot McCormack, our former President.

(4)      Amounts in this column represent the “Total” column set forth in the 2025 Summary Compensation Table on page 34. See the footnotes to the 2025 Summary Compensation Table for further detail regarding the amounts in these columns.

(5)      The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the 2025 Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

The following table provides additional information on how CAP for each reporting year was determined, starting with SCT compensation, and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

Fiscal Year	Summary Compensation Table Total Compensation ($)	Value of Equity Awards Deducted from SCT ($)	Fair Value of Equity Awards Compensation Granted in Current Year ($)(1)	Year-Over-Year Change in Fair Value of Unvested Equity Awards ($)(2)	Year-Over-Year Change in Fair Value of Equity Awards that Vested During the Year ($)(3)	Compensation Actually Paid ($)
PEO
2025	558,584	—	—	—	—	558,584
2024	547,032	—	—	—	—	547,032
2023	552,360					552,360
Average Non-PEO NEOs
2025	618,855	335,230	218,750	0	(336,206)	166,123
2024	809,237	530,250	152,250	0	6,999	438,236
2023	285,654	33,838	85,500	3,191	4,666	230,395

(1)      These amounts represent the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity awards granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(2)      These amounts represent the change in fair value during the indicated fiscal year of each equity award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(3)      These amounts represent the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Named Executive Officers, Footnote

(1)      For the 2025 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Ryan Carhart, our Chief Financial Officer, and Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

(2)      For the 2024 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

(3)      For the 2023 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Aaron Sullivan, our former Chief Financial Officer and Dermot McCormack, our former President.

PEO Total Compensation Amount	[1]	$ 558,584	[2]	$ 547,032	[3]	$ 552,360	[4]
PEO Actually Paid Compensation Amount	[5]	558,584	[2]	547,032	[3]	182,680	[4]
Non-PEO NEO Average Total Compensation Amount	[1]	618,855	[2]	809,237	[3]	247,314	[4]
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	166,169	[2]	438,236	[3]	230,395	[4]
Total Shareholder Return Amount		17.48	[2]	44.93	[3]	26.57	[4]
Net Income (Loss)		$ (20,370,000)	[2]	$ (11,966,000)	[3]	$ (10,019,000)	[4]
PEO Name		Robert S. Ellin		Robert S. Ellin		Robert S. Ellin
PEO [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		$ 558,584		$ 547,032		$ 552,360
Average Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		618,855		809,237		285,654
Non-PEO NEO Average Compensation Actually Paid Amount		166,123		438,236		230,395
PEO | Value of Equity Awards Deducted from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Fair Value of Equity Awards Compensation Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]
PEO | Year-Over-Year Change in Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]
PEO | Year-Over-Year Change in Fair Value of Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]
Non-PEO NEO | Value of Equity Awards Deducted from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		335,230		530,250		33,838
Non-PEO NEO | Fair Value of Equity Awards Compensation Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	218,750		152,250		85,500
Non-PEO NEO | Year-Over-Year Change in Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	0		0		3,191
Non-PEO NEO | Year-Over-Year Change in Fair Value of Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	$ (336,206)		$ 6,999		$ 4,666

[1]	Amounts in this column represent the “Total” column set forth in the 2025 Summary Compensation Table on page 34. See the footnotes to the 2025 Summary Compensation Table for further detail regarding the amounts in these columns.
[2]	For the 2025 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Ryan Carhart, our Chief Financial Officer, and Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.
[3]	For the 2024 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.
[4]	For the 2023 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Aaron Sullivan, our former Chief Financial Officer and Dermot McCormack, our former President.
[5]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the 2025 Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

The following table provides additional information on how CAP for each reporting year was determined, starting with SCT compensation, and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

Fiscal Year	Summary Compensation Table Total Compensation ($)	Value of Equity Awards Deducted from SCT ($)	Fair Value of Equity Awards Compensation Granted in Current Year ($)(1)	Year-Over-Year Change in Fair Value of Unvested Equity Awards ($)(2)	Year-Over-Year Change in Fair Value of Equity Awards that Vested During the Year ($)(3)	Compensation Actually Paid ($)
PEO
2025	558,584	—	—	—	—	558,584
2024	547,032	—	—	—	—	547,032
2023	552,360					552,360
Average Non-PEO NEOs
2025	618,855	335,230	218,750	0	(336,206)	166,123
2024	809,237	530,250	152,250	0	6,999	438,236
2023	285,654	33,838	85,500	3,191	4,666	230,395

(1)      These amounts represent the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity awards granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(2)      These amounts represent the change in fair value during the indicated fiscal year of each equity award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(3)      These amounts represent the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

[6]	These amounts represent the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity awards granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.
[7]	These amounts represent the change in fair value during the indicated fiscal year of each equity award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[8]	These amounts represent the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.